Net Loss Per Share - Summary of computation of net loss per common share (Detail) - USD ($)	3 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (3,388,021)	$ (2,984,151)	$ 4,368,352	$ (4,832,201)		$ 1,384,201	$ (2,003,820)
Enjoy Technology Inc [Member]
Numerator:
Net loss	$ (54,372,000)				$ (28,719,000)	$ (149,800,000)	$ (149,797,000)	$ (79,475,000)	$ (157,784,000)	$ (89,694,000)
Denominator:
Weighted-average common shares outstanding—basic and diluted	65,880,464				61,881,132		64,379,599	61,716,744	61,852,957	60,753,169
Net loss per share—basic and diluted	$ (0.83)				$ (0.46)		$ (2.33)	$ (1.29)	$ (2.55)	$ (1.48)